Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Share-based Compensation [Abstract]
2017	$ 1,134
2018	1,243
2019	1,094
2020	1,079
2021	1,114
2022 through 2026	$ 5,697